Deposits	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Deposits

Note 5 - Deposits

The components of deposits at December 31, 2018 and 2017 consist of the following:

	2018	2017
	(In Thousands)

Non-interest bearing	$10,947	$8,385
NOW accounts	28,376	31,807
Regular savings, tax escrow and demand clubs	27,478	25,413
Money market	31,880	37,772
Individual retirement accounts	6,477	7,069
Certificates of deposit	117,457	106,245

	$222,615	$216,691

As of December 31, 2018, individual retirement accounts and certificates of deposit have scheduled maturities as follows (in thousands):

2019	$73,943
2020	38,741
2021	8,567
2022	1,702
2023	981

$123,934

The aggregate amount of time deposits, each with a minimum denomination of $250,000 was $18,032,000 and $13,342,000 at December 31, 2018 and 2017, respectively. Listing service deposits totaled $11,225,000 and $10,000,000 at December 31, 2018 and 2017, respectively. Under the Dodd-Frank Act, deposit insurance per account owner is $250,000.

Interest expense on deposits for the years ended December 31, 2018 and 2017 is as follows:

	2018	2017
	(In Thousands)

NOW accounts	$92	$89
Regular savings and demand clubs	147	103
Money market	345	284
Individual retirement accounts	85	75
Certificates of deposit	1,922	1,260

	$2,591	$1,811